SOI OTTI table (Details 7) - Fixed maturities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Beginning balance	$ 119,532	$ 167,961	$ 167,788
Initial impairments - credit loss on securities not previously impaired	759	0	0
Credit loss recognized on securities previously impaired	0	0	173
Due to sales, maturities, or payoffs during the period	(559)	(646)	0
Due to increases in cash flows expected to be collected that are recognized over the remaining life of the security	(17,389)	(47,783)	0
Ending balance	$ 102,343	$ 119,532	$ 167,961